Summary of Significant Accounting Policies - Schedule of Basic and Diluted Net Income (loss) Per Ordinary Share (Detail) - USD ($)			3 Months Ended			6 Months Ended	9 Months Ended			12 Months Ended
		Jan. 18, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Allocation of net income (loss)								$ (27,822,000)	$ (5,028,000)	$ (8,409,000)	$ (3,406,000)
Denominator:
Weighted average ordinary shares outstanding, basic and diluted								9,886,283	10,033,298	9,997,049	9,798,949
Basic and diluted net income (loss) per ordinary share								$ (2.81)	$ (0.50)	$ (0.84)	$ (0.35)
LEO HOLDINGS III CORP [Member]
Numerator:
Allocation of net income (loss)		$ (10,484)	$ 3,469,254	$ (5,304,203)	$ 998,092	$ (4,306,111)	$ (836,857)
Denominator:
Weighted average ordinary shares outstanding, basic and diluted	[1],[2]	6,000,000
Basic and diluted net income (loss) per ordinary share		$ 0.00
Common Class A [Member] | LEO HOLDINGS III CORP [Member]
Numerator:
Allocation of net income (loss)			$ 2,775,403				$ (646,698)
Denominator:
Weighted average ordinary shares outstanding, basic and diluted			27,500,000	27,500,000	11,301,370	20,289,634	22,880,859
Basic and diluted net income (loss) per ordinary share			$ 0.10	$ (0.15)	$ 0.06	$ (0.16)	$ (0.03)
Common Class B [Member] | LEO HOLDINGS III CORP [Member]
Numerator:
Allocation of net income (loss)			$ 693,851				$ (190,159)
Denominator:
Weighted average ordinary shares outstanding, basic and diluted			6,875,000	6,875,000	6,359,589	6,645,579	6,728,027
Basic and diluted net income (loss) per ordinary share			$ 0.10	$ (0.15)	$ 0.06	$ (0.16)	$ (0.03)

[1]	On February 25, 2021, the Company effected a share capitalization, resulting in an aggregate of 6,900,000 Class B ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization (see Note 4).
[2]	This number excludes an aggregate of up to 900,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter.